October 3, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
File Nos. 333-89822 and 811-21114

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information, each dated October 1, 2011, contained in Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on September 28, 2011 (Accession No. 0001193125-11-258867).

Please direct any questions or comments relating to this certification to me at 617-366-0668.

Sincerely,

/s/ Charles J. Daly

Charles J. Daly

Vice President and Assistant General Counsel

cc:	Amy R. Doberman, Esq.
John Loder, Esq.
Kenneth Fang, Esq.
Brett Miguel